Debt (Long-Term Debt) (Detail) - USD ($) $ in Thousands	Jun. 28, 2017	Jun. 29, 2016
Debt [Line Items]
Capital lease obligations (see Note 9)	$ 45,417	$ 37,532
Long-term debt and capital lease obligations, including current maturities	1,337,667	1,117,782
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(8,189)	(3,526)
Debt and capital lease obligations, net of unamortized debt issuance costs and discounts	1,329,478	1,114,256
Less current installments	(9,649)	(3,563)
Long-term debt, less current installments	1,319,829	1,110,693
Revolver Borrowings [Member]
Debt [Line Items]
Revolving credit facility	392,250	530,250
5.00% notes [Member]
Debt [Line Items]
Senior Notes	350,000	0
3.88% notes [Member]
Debt [Line Items]
Senior Notes	300,000	300,000
2.60% notes [Member]
Debt [Line Items]
Senior Notes	$ 250,000	$ 250,000